Summarized Quarterly Financial Data - Additional Information (Detail) (Term Loan Facility [Member], USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Term Loan Facility [Member]
Quarterly Financial Data [Line Items]
Loan facility amount	$ 60	$ 60